Goodwill and intangible assets with indefinite useful lives - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Impairment loss	€ 254,326
Impairment of goodwill	254,326
Goodwill	€ 537,585	€ 677,326
WEH North America CGU [Member]
Statement [Line Items]
Discount rate	9.00%	9.00%	9.00%
Growth rate	2.50%	2.50%	2.40%
Increase in discount rate	0.50%	0.60%	1.80%
Sensitivity analysis discount rate	9.50%	9.60%	9.10%
Decrease in growth rate	0.50%	0.60%	0.10%
Sensitivity analysis growth rate	2.00%	1.90%	2.30%
WEH EMEA CGU [Member]
Statement [Line Items]
Discount rate	10.00%	10.00%	9.00%
Growth rate	3.00%	3.00%	3.00%
Increase in discount rate		1.80%	0.10%
Sensitivity analysis discount rate		11.80%	9.10%
Decrease in growth rate		2.10%	0.10%
Sensitivity analysis growth rate		0.90%	2.90%
WEH Asia CGU [Member]
Statement [Line Items]
Discount rate	11.00%	11.00%	11.00%
Growth rate	3.00%	3.00%	3.00%
Increase in discount rate		1.80%	21.50%
Sensitivity analysis discount rate		12.80%	32.50%
Decrease in growth rate		1.50%	116.00%
Sensitivity analysis growth rate		1.50%	(113.00%)
WEH Oceania CGU [Member]
Statement [Line Items]
Discount rate	9.00%	9.00%	9.00%
Growth rate	3.00%	3.00%	2.80%
Increase in discount rate	0.50%	0.20%	0.10%
Sensitivity analysis discount rate	9.50%	9.20%	9.10%
Decrease in growth rate	0.50%	0.30%	0.10%
Sensitivity analysis growth rate	2.50%	2.70%	2.70%
Impairment of goodwill	€ 22,129
Goodwill	133,459
Sensitivity analysis of increase in discount rate increase in impairment	5,138
Sensitivity analysis of decrease in growth rate increase in impairment	4,148
WEH North America [Member]
Statement [Line Items]
Impairment of goodwill	232,197
Goodwill	588,312
Sensitivity analysis of increase in discount rate increase in impairment	24,159
Sensitivity analysis of decrease in growth rate increase in impairment	€ 19,790